Condensed Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Loss	Non- controlling Interests
Beginning balance at Dec. 31, 2020	$ (18,075)	$ 5,061	$ 7,787	$ (52,641)	$ 38,610	$ (17,133)	$ 241
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,290)				(4,202)		(88)
Other comprehensive income (loss), net of tax	5,474					5,474
Share-based compensation	833		833
Treasury shares issued for stock options exercised, net	42		(28)	70
Treasury shares issued for other share-based plans, net	(63)		(98)	35
Treasury shares issued for 401(k) contribution	1,233		558	675
Ending balance at Dec. 31, 2021	(14,846)	5,061	9,052	(51,861)	34,408	(11,659)	153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,053)				(4,935)		(118)
Other comprehensive income (loss), net of tax	2,109					2,109
Share-based compensation	725		725
Treasury shares issued for stock options exercised, net	50		(31)	81
Treasury shares issued for other share-based plans, net	(48)		(94)	46
Treasury shares issued for 401(k) contribution	1,215		295	920
Ending balance at Dec. 31, 2022	(15,848)	5,061	9,947	(50,814)	29,473	(9,550)	35
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(574)				(563)		(11)
Other comprehensive income (loss), net of tax	(67)					(67)
Share-based compensation	381		381
Treasury shares issued for stock options exercised, net	44		(28)	72
Treasury shares issued for other share-based plans, net	(24)		(73)	49
Treasury shares issued for 401(k) contribution	862		350	512
Subsidiary shares purchased from noncontrolling interests	(267)		(267)
Ending balance at Jun. 30, 2023	(15,493)	5,061	10,310	(50,181)	28,910	(9,617)	24
Beginning balance at Dec. 31, 2022	(15,848)	5,061	9,947	(50,814)	29,473	(9,550)	35
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,242)				(2,222)		(20)
Other comprehensive income (loss), net of tax	(755)					(755)
Share-based compensation	690		690
Treasury shares issued for stock options exercised, net	45		(28)	73
Treasury shares issued for other share-based plans, net	(356)		(660)	304
Treasury shares issued for 401(k) contribution	1,515		627	888
Subsidiary shares purchased from noncontrolling interests	(267)		(267)
Other changes in noncontrolling interests	(10)						(10)
Ending balance at Dec. 31, 2023	(17,228)	5,061	10,309	(49,549)	27,251	(10,305)	5
Beginning balance at Mar. 31, 2023	(15,484)	5,061	10,298	(50,376)	29,059	(9,550)	24
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(149)				(149)
Other comprehensive income (loss), net of tax	(67)					(67)
Share-based compensation	159		159
Treasury shares issued for stock options exercised, net			(1)	1
Treasury shares issued for other share-based plans, net	6		(6)	12
Treasury shares issued for 401(k) contribution	309		127	182
Subsidiary shares purchased from noncontrolling interests	(267)		(267)
Ending balance at Jun. 30, 2023	(15,493)	5,061	10,310	(50,181)	28,910	(9,617)	24
Beginning balance at Dec. 31, 2023	(17,228)	5,061	10,309	(49,549)	27,251	(10,305)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,794)				(1,782)		(12)
Other comprehensive income (loss), net of tax	(87)					(87)
Share-based compensation	208		208
Treasury shares issued for other share-based plans, net	(35)		(122)	87
Treasury shares issued for 401(k) contribution	953		332	621
Other changes in noncontrolling interests	1						1
Ending balance at Jun. 30, 2024	(17,982)	5,061	10,727	(48,841)	25,469	(10,392)	(6)
Beginning balance at Mar. 31, 2024	(17,016)	5,061	10,539	(49,105)	26,908	(10,412)	(7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,439)				(1,439)
Other comprehensive income (loss), net of tax	20					20
Share-based compensation	89		89
Treasury shares issued for other share-based plans, net	16		(6)	22
Treasury shares issued for 401(k) contribution	347		105	242
Other changes in noncontrolling interests	1						1
Ending balance at Jun. 30, 2024	$ (17,982)	$ 5,061	$ 10,727	$ (48,841)	$ 25,469	$ (10,392)	$ (6)